Iloperidone Sublicense to Novartis Pharma AG (Details Textual) (Novartis [Member])	12 Months Ended
Dec. 31, 2013
Minimum [Member]
Operating Leased Assets [Line Items]
Percentage of next slab of annual sales for calculating net royalty	8.00%
Maximum [Member]
Operating Leased Assets [Line Items]
Percentage of next slab of annual sales for calculating net royalty	10.00%